Other Borrowings - Schedule of Contractual Maturities of Other Borrowings (Detail)	Dec. 31, 2019 USD ($)
Federal Home Loan Bank, Advances, Rolling Maturity [Abstract]
2020	$ 0
2021	10,000,000
2022	0
2023	0
2024	5,000,000
Thereafter	18,000,000
Federal Home Loan Bank advances	$ 33,000,000